NET LOSS PER SHARE (Details) (USD $)	12 Months Ended								72 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013
Numerator
Net Loss	$ (15,131,681)		$ (5,135,618)		$ (4,440,103)	$ (1,207,561)	$ (306,190)	$ (406,706)	$ (26,627,858)
Preferred stock dividend	38,402		0						38,402
Net loss applicable to common stockholders	$ (15,170,083)		$ (5,135,618)						$ (26,666,260)
Denominator
Common stock - basic (in shares)	450,931,510		140,710,454
Common shares equivalents (in shares)	0		0
Common stock - diluted (in shares)	450,931,510		140,710,454
Net loss per share (in dollars per share)	$ (0.03)		$ (0.04)
Potentially dilutive securities:
Outstanding time-based common stock options	6,941,000	[1]	0	[1],[2]
Outstanding time-based preferred stock options	2,288,000	[1]	0	[1],[2]
Warrants	84,553,000	[1]	0	[1],[2]
Relating party liabilities	3,107,000		0
Convertible securities	6,325,000	[1]	0	[1],[2]
Convertible preferred stock	753,000	[1],[3]	0	[1],[2],[3]
Senior Convertible Debentures 8 [Member]
Potentially dilutive securities:
Convertible securities	75,000,000		0

[1]	The impact of time-based stock options, warrants, the convertible notes and the convertible preferred stock on earnings per share is anti-dilutive in a period of loss from continuing operations.
[2]	Total anti dilutive securities in 2012 was approximately 84,000,000.
[3]	Includes Series C and D Convertible Preferred Stock.